OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

20.	OTHER CURRENT LIABILITIES

(in thousands of $)	2019	2018
Mark-to-market equity swaps valuation (see note 24)	(50,407)	(70,804)
Deferred operating cost and charterhire revenue	(20,719)	(8,206)
Day 1 gain deferred revenue - current portion (see note 21)	(9,950)	(9,950)
Mark-to-market interest rate swaps valuation (see note 24)	(5,798)	—
Current portion of operating lease liability (see note 11)	(3,582)	—
Dividends payable	—	(16,762)
Mark-to-market foreign exchange swaps valuation (see note 24)	—	(1,322)
Other (1)	(5,625)	(14,485)
	(96,081)	(121,529)
(1) This includes amounts owed to Keppel and B&V in relation to the Hilli distributions.